Financial instruments by categories (Details Textuals 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, at fair value	R$ 67,853	R$ 126,092
Basic interest rate	13.75%		10.75%
Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Discount rate used in current estimate of value in use	0.90%
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Discount rate used in current estimate of value in use	0.90%